Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with the SEC’s disclosure requirements regarding pay versus performance (“PVP”), this section presents the
SEC-defined
“Compensation Actually Paid” (“CAP”). Also required by SEC’s new PVP rules, this section compares CAP to various measures used to gauge our performance.
Our compensation decisions are made independently of disclosure requirements. CAP is a supplemental measure to be viewed alongside performance measures described under “Compensation Discussion and Analysis,” not in replacement.
Pay Versus Performance Table
In accordance with the SEC’s PVP rules, the following table sets forth information concerning the compensation of our Named Executive Officers for each of the fiscal years ended December 31, 2023, 2022 and 2021, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	Organic Revenue growth Rate (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)

2023	9,786,745	23,865,891	3,272,317	5,477,863	$153	$161	$870.5	10.2%

2022	6,741,633	(5,295,763)	4,728,133	2,800,269	$122	$145	$671.8	8.1%

2021	9,201,035	32,778,563	3,508,148	6,939,244	$149	$142	$587.1	10.4%

(1)	The Compensation Actually Paid to J. Powell Brown, President and Chief Executive Officer of the Company, for each of the fiscal years ended December 31, 2023, 2022 and 2021, is calculated, as follows:

Year	Reported summary compensation table total for CEO ($) (a)	Reported value of equity awards ($) (b)	Equity award adjustments ($) (c)*	Reported change in the actuarial present value of pension benefits ($) (d)	Pension benefit adjustments ($) (e)	Compensation actually paid to CEO ($) (a - b + c - d + e)

2023	9,786,745	2,941,861	17,021,007	—	—	23,865,891

2022	6,741,633	2,953,648	(9,083,748)	—	—	(5,295,763)

2021	9,201,035	2,940,017	26,517,545	—	—	32,778,563

*	The equity award adjustments shown in this column are calculated as follows:

Year	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2023	6,473,499	10,621,261	—	(73,753)	—	—	17,021,007

2022	2,506,468	(10,904,630)	—	(685,586)	—	—	(9,083,748)

2021	7,989,712	18,728,632	—	(200,798)	—	—	26,517,545
PAY VERSUS PERFORMANCE

(2)
The average Compensation Actually Paid to our Named Executive Officers, other than J. Powell Brown, President and Chief Executive Officer of the Company, for each of the fiscal years ended December 31, 2023, 2022 and 2021, is calculated
, as follows.

Year	Average reported summary compensation table total for non-CEO NEOs ($) (a)	Average reported value of equity awards ($) (b)	Average equity award adjustments ($) (c)*	Average reported change in the actuarial present value of pension benefits ($) (d)	Average pension benefit adjustments ($) (e)	Average compensation actually paid to non-CEO NEOs ($) (a - b + c - d + e)

2023	3,272,317	612,845	2,818,391	—	—	5,477,863

2022	4,728,133	2,541,365	613,501	—	—	2,800,269

2021	3,508,148	575,709	4,006,805	—	—	6,939,244

*	The equity award adjustments shown in this column are calculated as follows:

Year	Average year end fair value of equity awards granted during the year ($)	Average year over year change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Average year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Average total equity award adjustments ($)

2023	1,348,566	1,483,272	—	(13,447)	—	—	2,818,391

2022	2,080,633	(1,255,815)	—	(211,317)	—	—	613,501

2021	1,564,556	2,529,319	—	(87,070)	—	—	4,006,805

(3)	Peer average among Arthur J. Gallagher & Co, Aon plc, Marsh & McLennan Companies and Willis Towers Watson Public Limited Company.
(4)	See Annex A for additional information regarding Organic Revenue growth, which is a non-GAAP financial measure, including a reconciliation to the most closely comparable GAAP financial measure.

Company Selected Measure Name	OrganicRevenuegrowthRate
Named Executive Officers, Footnote
The average Compensation Actually Paid to our Named Executive Officers, other than J. Powell Brown, President and Chief Executive Officer of the Company, for each of the fiscal years ended December 31, 2023, 2022 and 2021, is calculated
	, as follows.
Peer Group Issuers, Footnote	Peer average among Arthur J. Gallagher & Co, Aon plc, Marsh & McLennan Companies and Willis Towers Watson Public Limited Company.
PEO Total Compensation Amount	$ 9,786,745	$ 6,741,633	$ 9,201,035
PEO Actually Paid Compensation Amount	$ 23,865,891	(5,295,763)	32,778,563
Adjustment To PEO Compensation, Footnote

Year	Reported summary compensation table total for CEO ($) (a)	Reported value of equity awards ($) (b)	Equity award adjustments ($) (c)*	Reported change in the actuarial present value of pension benefits ($) (d)	Pension benefit adjustments ($) (e)	Compensation actually paid to CEO ($) (a - b + c - d + e)

2023	9,786,745	2,941,861	17,021,007	—	—	23,865,891

2022	6,741,633	2,953,648	(9,083,748)	—	—	(5,295,763)

2021	9,201,035	2,940,017	26,517,545	—	—	32,778,563

*	The equity award adjustments shown in this column are calculated as follows:

Year	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2023	6,473,499	10,621,261	—	(73,753)	—	—	17,021,007

2022	2,506,468	(10,904,630)	—	(685,586)	—	—	(9,083,748)

2021	7,989,712	18,728,632	—	(200,798)	—	—	26,517,545

Non-PEO NEO Average Total Compensation Amount	$ 3,272,317	4,728,133	3,508,148
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,477,863	2,800,269	6,939,244
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average reported summary compensation table total for non-CEO NEOs ($) (a)	Average reported value of equity awards ($) (b)	Average equity award adjustments ($) (c)*	Average reported change in the actuarial present value of pension benefits ($) (d)	Average pension benefit adjustments ($) (e)	Average compensation actually paid to non-CEO NEOs ($) (a - b + c - d + e)

2023	3,272,317	612,845	2,818,391	—	—	5,477,863

2022	4,728,133	2,541,365	613,501	—	—	2,800,269

2021	3,508,148	575,709	4,006,805	—	—	6,939,244

*	The equity award adjustments shown in this column are calculated as follows:

Year	Average year end fair value of equity awards granted during the year ($)	Average year over year change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Average year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Average total equity award adjustments ($)

2023	1,348,566	1,483,272	—	(13,447)	—	—	2,818,391

2022	2,080,633	(1,255,815)	—	(211,317)	—	—	613,501

2021	1,564,556	2,529,319	—	(87,070)	—	—	4,006,805

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Most Important Financial Performance Measures
In accordance with the SEC’s PVP rules, the following tabular list sets forth the financial performance measures the Company has determined are the most important financial performance measures used to link compensation actually paid to Company performance during the last fiscal year:

Financial Performance Measure

Organic Revenue (1) growth rate

Adjusted EBITDAC Margin (1)

Adjusted EPS (1)

Total Shareholder Return (2)

(1)	For additional information related to how we link our executive compensation programs to Adjusted EBITDAC Margin, Organic Revenue growth and Adjusted EPS, see “Compensation Discussion and Analysis.”

(2)
While Total Shareholder Return is not used as one of the metrics tied to the payouts under our incentive plans, the actual value realized under our equity incentive awards is based upon the Company’s Total Shareholder Return (i.e., stock price and dividends paid) over the applicable performance and vesting periods.

Total Shareholder Return Amount	$ 153	122	149
Peer Group Total Shareholder Return Amount	161	145	142
Net Income (Loss)	$ 870,500,000	$ 671,800,000	$ 587,100,000
Company Selected Measure Amount	0.102	0.081	0.104
PEO Name	J. Powell Brown
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue(1) growth rate
Non-GAAP Measure Description	See Annex A for additional information regarding Organic Revenue growth, which is a non-GAAP financial measure, including a reconciliation to the most closely comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDAC Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,941,861	$ 2,953,648	$ 2,940,017
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,021,007	(9,083,748)	26,517,545
PEO | Year End Fair Value Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,473,499	2,506,468	7,989,712
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,621,261	(10,904,630)	18,728,632
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,753)	(685,586)	(200,798)
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	612,845	2,541,365	575,709
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,818,391	613,501	4,006,805
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,348,566	2,080,633	1,564,556
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,483,272	(1,255,815)	2,529,319
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,447)	$ (211,317)	$ (87,070)